United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		November 7, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$79,582,088


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	13,891	151901	Sole		151901
Apple Computer Inc.	Com	037833100	3,807	5706	Sole		5706
Danaher Corp Del	Com	235851102	2,663	48291	Sole		48291
International Business Machine	Com	459200101	2,574	12406	Sole		12406
Google Inc.	Com	38259P508	2,564	3398	Sole		3398
CVS Caremark Corp	Com	126650100	2,556	52797	Sole		52797
Cerner Corporation	Com	156782104	2,536	32772	Sole		32772
Mylan Inc.	Com	628530107	2,512	103060	Sole		103060
Novartis A G ADR	Com	66987V109	2,453	40046	Sole		40046
Accenture Ltd.	Com	G1151C101	2,431	34710	Sole		34710
Verizon Communications	Com	92343V104	2,396	52569	Sole		52569
Lowes Companies Inc.	Com	548661107	2,372	78439	Sole		78439
Scripps Networks Interactive I	Com	811065101	2,320	37884	Sole		37884
ConocoPhillips	Com	20825C104	2,243	39227	Sole		39227
Microsoft Corporation	Com	594918104	2,150	72259	Sole		72259
ANSYS Inc.	Com	03662Q105	2,149	29283	Sole		29283
Intel Corporation	Com	458140100	2,125	93789	Sole		93789
Fiserv Inc.	Com	337738108	2,099	28357	Sole		28357
Stericycle Inc.	Com	858912108	2,053	22694	Sole		22694
Huntington Bancshares	Com	446150104	1,995	289302	Sole		289302
McKesson Corp.	Com	58155Q103	1,966	22848	Sole		22848
Thermo Fisher Scientific Inc.	Com	883556102	1,785	30337	Sole		30337
Oracle Corporation	Com	68389X105	1,738	55250	Sole		55250
Procter & Gamble Co	Com	742718109	1,718	26177	Sole		26177
Chevron Corporation	Com	166764100	1,702	14606	Sole		14606
Colgate Palmolive Co	Com	194162103	1,673	15602	Sole		15602
Travelers Companies, Inc.	Com	89417E109	1,642	24052	Sole		24052
Public Svc Enterprise Group In	Com	744573106	1,541	47872	Sole		47872
Apache Corp.	Com	037411105	1,534	17740	Sole		17740
BP PLC ADR	Com	055622104	1,202	28374	Sole		28374
Freeport-McMoRan Copper & Gold	Com	35671D857	765	19324	Sole		19324
Eaton Corporation	Com	278058102	656	13871	Sole		13871
Lincoln Elec Hldgs Inc.	Com	533900106	576	14745	Sole		14745
General Elec Company	Com	369604103	411	18106	Sole		18106
Philip Morris International In	Com	718172109	296	3295	Sole		3295
America Movil S A De C V Spon	Com	02364W105	245	9650	Sole		9650
Automatic Data Processing Inc.	Com	053015103	244	4160	Sole		4160